Cost of goods sold and services provided (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Real estate	$ 1,758	$ 10,772
Telecommunications	0	2,535
Fruits	0	4,063
Others	72	437
Total inventories at the end of the year	$ 1,830	$ 17,807